SECURITIES AND EXCHANGE COMMISSION
                       WASHINGTON, D.C.  20549

                                FORM N-1A
                                              File No. 33-67490
                                   	         	File No. 811-7972


REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	      X

     Pre-Effective Amendment No.
     Post-Effective Amendment No.  14 					                   X

                                     AND

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
ACT OF 1940										                                         X

Amendment No.  16								                                     X

                    DELAWARE GROUP ADVISER FUNDS
____________________________________________________________________
       	(Exact Name of Registrant as Specified in Charter)

      1818 Market Street, Philadelphia, Pennsylvania  19103
____________________________________________________________________
         (Address of Principal Executive Offices)   (Zip Code)

Registrant's Telephone Number,
including Area Code:					                            (215) 255-1255
                                                     _______________

                              Eric E. Miller
                            1818 Market Street
                          Philadelphia, PA 19103
_____________________________________________________________________
                 (Name and Address of Agent for Service)

Approximate Date of Public Offering:	February 1, 2000

It is proposed that this filing will become effective:

     [ ]	immediately upon filing pursuant to paragraph (b)
     [x]	on February 1, 2000 pursuant to paragraph (b)
     [ ]	60 days after filing pursuant to paragraph (a)(1)
     [ ]	on (date) pursuant to paragraph (a)(1)
     [ ]	75 days after filing pursuant to paragraph (a)(2)
     [ ]	on (date)pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

     [x] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.



                        ---   C O N T E N T S   ---

     This Post-Effective Amendment No. 14 to Registration File No. 33-67490 includes the following:


          1.	Facing Page

          2.	Contents Page

          3.	Part A -- Prospectuses*

          4.	Part B -- Statement of Additional Information**

          5.	Part C -- Other Information***

          6.	Signatures

*	     Part A - Prospectuses.  The prospectuses for the Registrant's Delaware
U.S. Growth Fund are incorporated into this filing by reference to the electronic filing of Post-Effective Amendment No. 13 made pursuant to
Rule 485(a) under the Securities Act of 1933 on December 2, 1999. The
Prospectuses for the Registrant's Delaware Overseas Equity Fund Class A,
Class B and Class C and Institutional Class and Delaware New Pacific Fund
Class A, Class B and Class C and Institutional Class are incorporated into this filing by reference to Post-Effective Amendment No. 23 to the
Registration Statement of Delaware Group Global & International Funds
filed on December 2, 1999.

**	     Part B - Statement of Additional Information.  The Statement of
Additional Information for the Registrant's Delaware U.S. Growth Fund is incorporated into this filing by reference to the electronic filing of Post-Effective Amendment No. 13 made pursuant to Rule 485(a) under the Securities Act of 1933 on December 2, 1999. The Statement of Additional Information for the Registrant's Delaware Overseas Equity Fund Class A, Class B and Class C and Institutional Class and Delaware New Pacific Fund Class A, Class B, Class C and Institutionnal Class are incorporated into this filing by reference to Post-Effective Amendment No. 23 to the Registration Statement of Delaware Group Global & International Funds filed on December 2, 1999.

***	     Part C - Other Information.  All items under Other Information are incorporated into this filing by reference to the electronic filing of Post-Effective Amendment No. 13 made pursuant to Rule 485(a) under the Securities Act of 1933 on December 2, 1999.


         	                    SIGNATURES
                              __________

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, this Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in this City of Philadelphia and Commonwealth of Pennsylvania on this 24th day of January, 2000.

                                      	DELAWARE GROUP ADVISER FUNDS

                                      	By /s/David K. Downes
                                         _______________________
                                         David K. Downes
                                 President and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:



        Signature        	         Title               	   Date
__________________________  _________________          ______________


/s/David K. Downes
____________________       President/Chief Executive   January 24, 2000
David K. Downes            Officer/Chief Operating
                           Officer/Chief Financial
                           Officer and Trustee
                           (Principal Executive
                           Officer/Principal Financial
                           Officer and Principal
                           Accounting Officer)

/s/Wayne A. Stork       *
_________________________  Trustee	                   January 24, 2000
Wayne A. Stork

 /s/Walter P. Babich    *
_________________________  Trustee	                   January 24, 2000
Walter P. Babich

/s/John H. Durham       *
_________________________
John H. Durham	            Trustee	                   January 24, 2000

/s/Anthony D. Knerr     *
_________________________  Trustee	                   January 24, 2000
Anthony D. Knerr

/s/Ann R. Leven         *
_________________________  Trustee	                  January 24, 2000
Ann R. Leven

/s/ Thomas F. Madison   *
_________________________  Trustee	                  January 24, 2000
Thomas F. Madison

/s/Charles E. Peck      *	 Trustee	                  January 24, 2000
__________________________
Charles E. Peck

/s/Janet L. Yeomans     *
_________________________  Trustee	                  January 24, 2000
 Janet L. Yeomans



                           *By /s/David K. Downes
                          ________________________
                                David K. Downes
                           as Attorney-in-Fact for
                        each of the persons indicated